U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 31, 2009

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
on behalf of the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your August 12, 2009 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 348 to its registration statement.  PEA No. 348 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on June 17, 2009, and is designated to become effective on August 31, 2009.  The purpose of PEA No. 348 was to register three new Funds to the Trust as part of the Hodges Family of Funds:  the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (the “Funds”).  The Trust is filing this PEA No. 358 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.  This PEA No. 358 will become effective simultaneously with PEA No. 348 on August 31, 2009.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

Prospectus

1.
On pages 3, 4 and 6 of the Prospectus, where it reads “What is the Fund’s Investment Goal”, please change it to “What is the Fund’s Investment Objective” to provide consistency with page 9 where the sub-heading reads “Investment Objective.”

The Trust responds by making the suggested changes.

2.
On page 3, 4 and 6 of the Prospectus under “What are the Fund’s Principal Investment Strategies,” it indicates that each Fund may invest in stocks of foreign companies.  Please disclose the maximum percentage amount the Fund may invest in foreign securities and if there is no maximum limitation, please indicate that as well.  Additionally, if the Fund is permitted to invest in emerging markets, please provide appropriate disclosure.

The Trust responds by moving relevant disclosure already located in the Funds’ SAI into the Prospectus.  The Prospectus now discloses in the Risk/Return Summary and in the expanded discussion of the Funds’ Investment Strategies that the Blue Chip 25 Fund and the Equity Income Fund may invest up to 25% of each of their net assets in U.S. dollar denominated foreign securities (i.e., ADRs, EDRs and GDRs).  The Prospectus has also been revised to disclose that the Pure Contrarian Fund may invest up to 25% of its net assets in foreign securities, including emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities.

3.
On page 6 of the Prospectus under “What are the Fund’s Principal Investment Strategies,” it states that the Pure Contrarian Fund is a “non-diversified fund, which may result in the portfolio being strategically concentrated in certain issuers or industry groups.”  Please consider using the words “focused” instead of “concentrated” and “sectors” instead of “industry groups.”

The Trust responds by making the suggested changes.

4.
On page 9 of the Prospectus under “Principal Investment Strategies,” it states: “Although not a primary investment strategy, the Blue Chip 25 Fund may also invest in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs.”  Please consider using the word “principal” instead of “primary.”

The Trust responds by making the suggested change.

5.
On page 10 of the Prospectus under “Principal Investment Strategies,” please insert the word “equity” in the second paragraph that discloses the 80% policy for the Equity Income Fund so that it reads: “Under normal market conditions, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities.”

The Trust responds by making the suggested change.

6.
On page 10 of the Prospectus under “Principal Investment Strategies,” it states: “Although not a primary investment strategy, the Equity Income Fund may also invest in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs.”  Please consider using the word “principal” instead of “primary.”

The Trust responds by making the suggested change.

7.
On page 11 of the Prospectus under “Principal Investment Strategies,” it states: “Although not a primary investment strategy, the Pure Contrarian Fund may also invest in foreign equity and debt securities, which include investments in emerging markets.  Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs.”  Please consider using the word “principal” instead of “primary.”

The Trust responds by making the suggested change.

8.
Consider adding a sentence to the third paragraph under the Pure Contrarian Fund’s “Principal Investment Strategies” discussion that states that the although the Fund is classified as non-diversified, it is still subject to less rigorous diversification requirements under federal tax laws.

The Trust responds by making the suggested change.

9.
On page 14 of the Prospectus under “Principal Risks of Investing in the Funds,” it states that all of the Funds are permitted to use derivative instruments.  Please specify the maximum percentage amount each Fund may invest in such derivatives.  Also, please indicate that derivative instruments may be used for speculative purposes as well as hedging.

The Trust responds by providing clarifying disclosure to the paragraph identified stating that each Fund may invest up to 10% of its net assets in derivative instruments such as futures and options.  The Trust has also added a sentence stating that each Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.

10.
On page 18 of the Prospectus under “The Advisor’s Prior Performance,” please consider either (a) removing the disclosure in its entirety, or (b) revising the disclosure so that it addresses the following points:

•	Consider renaming the private accounts so that they would not be confused with the Fund names.
•	The performance shown represents that of single “incubated” accounts, therefore does not appear to address how the accounts would perform in a “live” environment.
•	The performance shown must cover at least one-calendar year period.
•
The performance is not presented in accordance with GIPs or SEC standards and therefore should be accompanied by additional disclosure describing how the performance returns would differ if prepared in accordance with the above-mentioned standards.

•	The performance returns should be presented net of all proposed fund expenses, not just the proposed fund advisory fees.
•	Disclose who maintains the prior performance data and from where it is derived.
•	The table on page 19 should indicate that performance returns are “annual,” not “annualized.”
•	The S&P 500 Index does not appear to be an appropriate benchmark for the Pure Contrarian Fund.

The Trust responds by removing the Advisor’s Prior Performance section disclosure in its entirety.

11.
On page 21 of the Prospectus under “How to Buy Shares,” it states that each Fund “reserves the right to close an account within 5 business days if clarifying information/documentation is not received.”  Please explain supplementally whether a shareholder can still trade shares of the Fund during that 5-day period.

The Trust responds by confirming that until a shareholder’s identity is confirmed, the shareholder is not permitted to trade shares of the Fund.

12.	On page 23 of the Prospectus under “Purchases Placed with Financial Intermediaries,” please delete the following phrase of the second sentence: “and accepted by the Fund.”

The Trust responds by making the suggested change.

13.	On page 24 of the Prospectus under “How to Sell Shares,” please revise the second sentence to include the Transfer Agent and Financial Intermediary as being able to accept shareholder orders.

The Trust responds by making the suggested change.

14.	On page 25 of the Prospectus under “Through a Financial Intermediary,” please add the phrase “by the Financial Intermediary” to the penultimate sentence for clarity.

The Trust responds by making the suggested change so that the sentence now reads:  “For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary.”

Statement of Additional Information

15.
Please provide additional disclosure within the SAI with respect to each Fund’s ability to purchase repurchase agreements and reverse repurchase agreements and indicate the Fund’s maximum percentage allowable for investment.  Explain that reverse repurchase agreements are a form of “borrowing.”

The Trust responds by adding additional disclosure as requested.  The Trust confirms that the Funds have no current intention of engaging in reverse repurchase agreements although it may do so in the future.  Additionally, the Trust has revised its SAI disclosure to indicate that the Fund does not intend to invest more than 15% of its assets in repurchase agreements.

16.
Please expand on the Fundamental Investment restriction number 2 regarding the Fund’s policy regarding borrowing and investing in senior securities.  Additionally, please consider moving the last sentence of the restriction to Fundamental Investment restriction number 7.

The Trust responds by adding an explanatory paragraph to page B-9 under “Borrowing” as follows:

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of a Fund’s total assets from banks for any purpose, and to borrow up to 5% of a Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if a Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate a Fund’s net investment income in any given period.  Currently, the Fund’s does not contemplate borrowing money for investment purposes.  The Fund’s Investment Restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.  Reverse repurchase agreements may be considered to be a type of borrowing.  Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.  Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.  Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

Issuance of Senior Securities.
Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions.  With respect to the Fund’s fundamental investment restriction relating to issuing senior securities, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose as discussed above.  A Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.  The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging.  Leveraging of a Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased.  Certain widely used investment practices that involve a commitment by a fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that a Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the fund holds an offsetting commitment from another party.  These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts.  The Fund’s policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

17.
Regarding Fundamental Investment restriction number 4, please add the phrase “or group of industries” so that the sentence reads as follows: “Each Fund may not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities).”

The Trust responds by making the suggested change.

18.	Please clarify on page 27 under “The Funds’ Investment Advisor” that the Funds’ shareholders are also able to terminate the investment advisory agreements without penalty.

The Trust responds by making the suggested change.

Part C

19.	Please be sure to add all outstanding exhibits including:
•  Legality of Shares Opinion
•  Auditor’s Consent
•  Advisory Agreements
•  Operating Expense Limitation Agreements
•  And any other Service Agreements

The Trust responds by filing all required exhibits.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards
Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Esq., Paul, Hastings Janofsky, & Walker LLP